Quarterly Holdings Report
for
Fidelity® SAI Canada Equity Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CAE-NPRT3-0926
1.9912337.102
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Wheaton Precious Metals Corp	2,347,798	255,371,287
CANADA - 96.5%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.4%
BCE Inc	1,602,398	34,760,440
TELUS Corp	2,709,757	25,863,358
		60,623,798
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc Class B	1,885,237	63,825,194
TOTAL COMMUNICATION SERVICES		124,448,992
Consumer Discretionary - 3.1%
Automobile Components - 0.6%
Magna International Inc	1,347,437	92,408,313
Broadline Retail - 1.4%
Canadian Tire Corp Ltd Class A (e)	247,957	36,189,323
Dollarama Inc	1,410,130	192,097,961
		228,287,284
Hotels, Restaurants & Leisure - 0.8%
Restaurant Brands International Inc	1,659,862	122,762,415
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear Inc	909,420	50,341,329
TOTAL CONSUMER DISCRETIONARY		493,799,341
Consumer Staples - 3.4%
Consumer Staples Distribution & Retail - 3.2%
Alimentation Couche-Tard Inc	3,560,435	231,148,261
Empire Co Ltd Class A	591,323	21,643,387
George Weston Ltd	779,744	58,275,692
Loblaw Cos Ltd	2,862,510	134,380,842
Metro Inc/CN	981,798	65,259,434
		510,707,616
Food Products - 0.2%
Saputo Inc	1,256,496	35,341,611
TOTAL CONSUMER STAPLES		546,049,227
Energy - 17.9%
Oil, Gas & Consumable Fuels - 17.9%
ARC Resources Ltd	2,927,465	70,020,260
Cameco Corp	2,251,402	194,296,547
Canadian Natural Resources Ltd	10,784,725	513,752,495
Cenovus Energy Inc	6,816,587	205,540,630
Enbridge Inc	11,280,388	613,808,893
Imperial Oil Ltd	750,111	97,251,970
Keyera Corp	1,458,729	61,976,602
Pembina Pipeline Corp	3,004,933	146,918,791
Suncor Energy Inc	6,136,747	412,107,831
TC Energy Corp	5,383,248	362,505,697
Tourmaline Oil Corp	1,900,704	83,940,924
Whitecap Resources Inc	6,275,705	74,045,127
TOTAL ENERGY		2,836,165,767
Financials - 41.2%
Banks - 29.1%
Bank of Montreal	3,559,918	638,593,701
Bank of Nova Scotia/The	6,373,786	559,107,226
Canadian Imperial Bank of Commerce	4,747,637	562,326,674
National Bank of Canada	2,002,215	323,859,365
Royal Bank of Canada	7,226,468	1,512,514,160
Toronto Dominion Bank	8,562,820	1,026,426,702
		4,622,827,828
Capital Markets - 3.8%
Brookfield Asset Management Ltd Class A	1,693,809	81,932,581
Brookfield Corp Class A	10,325,165	438,829,640
IGM Financial Inc	422,336	26,258,733
TMX Group Ltd	1,432,344	52,354,608
		599,375,562
Insurance - 8.3%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	97,739	163,675,263
Great-West Lifeco Inc	1,285,280	85,211,630
iA Financial Corp Inc	465,919	68,888,276
Intact Financial Corp	917,999	180,246,977
Manulife Financial Corp	8,669,160	385,021,152
Power Corp of Canada Subordinate Voting Shares	2,764,077	188,892,233
Sun Life Financial Inc	2,863,607	237,590,420
		1,309,525,951
TOTAL FINANCIALS		6,531,729,341
Industrials - 8.9%
Aerospace & Defense - 0.9%
Bombardier Inc Class B (d)	432,636	104,232,609
CAE Inc (d)	1,497,300	38,622,083
		142,854,692
Commercial Services & Supplies - 1.0%
Element Fleet Management Corp	2,056,939	46,161,359
RB Global Inc	961,202	105,428,127
		151,589,486
Construction & Engineering - 1.1%
AtkinsRealis Group Inc	845,954	52,434,243
Stantec Inc	589,701	41,615,807
WSP Global Inc	697,001	85,155,588
		179,205,638
Ground Transportation - 5.1%
Canadian National Railway Co	2,675,213	340,162,441
Canadian Pacific Kansas City Ltd	4,613,075	409,758,604
TFI International Inc	403,660	54,534,485
		804,455,530
Professional Services - 0.4%
Thomson Reuters Corp	676,375	66,351,671
Trading Companies & Distributors - 0.4%
Toromont Industries Ltd	421,559	63,412,024
TOTAL INDUSTRIALS		1,407,869,041
Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 1.2%
Celestica Inc (d)	594,437	196,698,285
IT Services - 5.2%
CGI Inc Class A	972,474	71,181,337
Shopify Inc Class A (d)	6,338,874	742,387,798
		813,569,135
Software - 1.6%
Constellation Software Inc/Canada	104,084	222,964,804
Descartes Systems Group Inc/The (d)	444,591	33,389,122
		256,353,926
TOTAL INFORMATION TECHNOLOGY		1,266,621,346
Materials - 10.4%
Chemicals - 1.1%
Nutrien Ltd	2,487,618	171,703,048
Containers & Packaging - 0.3%
CCL Industries Inc Class B	748,733	49,644,921
Metals & Mining - 9.0%
Agnico Eagle Mines Ltd/CA	2,629,993	381,821,291
Alamos Gold Inc Class A	2,171,194	60,341,490
Barrick Mining Corp	8,662,176	317,914,867
Equinox Gold Corp	5,577,254	49,969,904
Franco-Nevada Corp	996,812	212,069,202
Kinross Gold Corp	6,191,851	142,754,663
Lundin Gold Inc	499,893	27,989,158
Pan American Silver Corp	2,181,299	93,921,038
Teck Resources Ltd Class B	2,367,214	142,453,310
		1,429,234,923
TOTAL MATERIALS		1,650,582,892
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
FirstService Corp Subordinate Voting Shares	213,873	30,126,976
Utilities - 2.6%
Electric Utilities - 1.9%
Emera Inc	1,566,134	83,688,767
Fortis Inc/Canada	2,622,842	149,304,699
Hydro One Ltd (b)(c)	1,704,958	71,027,248
		304,020,714
Gas Utilities - 0.4%
AltaGas Ltd	1,609,031	64,023,789
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp Class A	714,483	23,842,433
Multi-Utilities - 0.2%
Canadian Utilities Ltd Class A	663,628	26,377,538
TOTAL UTILITIES		418,264,474
TOTAL CANADA		15,305,657,397
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Lundin Mining Corp	3,534,796	87,522,038
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (d)(e)	4,054,822	29,127,266
UNITED STATES - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
GFL Environmental Inc Subordinate Voting Shares	1,264,314	52,210,392
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (d)	3,558,300	98,637,898
TOTAL COMMON STOCKS (Cost $12,162,094,586)		15,828,526,278

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $1,541,143)	3.64	1,543,000	1,541,455

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	13,741,937	13,744,686
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	32,473,444	32,476,691
TOTAL MONEY MARKET FUNDS (Cost $46,220,637)			46,221,377

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $12,209,856,366)	15,876,289,110
NET OTHER ASSETS (LIABILITIES) - (0.1)% (f)	(17,461,681)
NET ASSETS - 100.0%	15,858,827,429

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
TME S&P/TSX 60 Index Contracts (Canada)	101	9/2026	30,036,666	370,139

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,027,248 or 0.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $71,027,248 or 0.4% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Includes $591,409 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,541,455.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	3,242,046	772,709,665	762,208,069	327,346	304	740	13,744,686	13,741,937
Fidelity Securities Lending Cash Central Fund	-	1,311,284,332	1,278,807,667	1,038,993	26	-	32,476,691	32,473,444
	3,242,046	2,083,993,997	2,041,015,736	1,366,339	330	740	46,221,377

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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